united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	COMMON STOCKS - 10.30%
	AEROSPACE/DEFENSE - 0.25%
157	Northrop Grumman Corp.	$ 26,054

	AUTO PARTS&EQUIPMENT - 0.23%
229	Visteon Corporation	23,184

	BANKS - 0.21%
530	CIT Group Inc.	21,216

	CHEMICALS - 0.89%
194	Ashland Inc	19,520
400	CF Industries Holdings, Inc	17,960
234	LyondellBasell Industries	19,506
208	Monsanto Co.	17,751
538	Mosaic Co/The	16,737
		91,474
	COMMERCIAL SERVICES - 0.33%
638	ADT Corp	19,076
25	Graham Holdings Co.	14,425
		33,501
	COMPUTERS - 0.59%
142	Int'l Business Machines Corp.	20,586
694	NetApp Inc.	20,542
432	Seagate Technology PLC	19,354
		60,482
	COSMETICS/PERSONAL CARE - 0.27%
1,038	COTY INC- CL A	28,088

	ELECTRIC - 0.17%
1,182	Calpine Corporation	17,257

	ELECTRONICS - 0.40%
1,162	Corning, Inc.	19,893
624	Tyco International Plc	20,879
		40,772
	ENERGY-ALTERNATE SOURCES - 0.18%
969	Cheniere Energy Partners LP	18,421

	HEALTHCARE-SERVICES - 0.21%
154	Anthem Inc	21,560

	HOME BUILDERS - 0.28%
19	NVR Inc	28,979

	INSURANCE - 1.62%
366	Allstate Corp.	21,316
888	Assured Guaranty Ltd	22,200
446	Axis Capital Holdings	23,959
183	Partnerre Ltd	25,415
234	RenaissanceRE Holdings Ltd	24,879
241	Travelers Cos, Inc	23,987
663	XL Group PLC	24,080
		165,836

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)
Shares		Value

	INTERNET - 0.26%
383	VeriSign Inc	$ 27,024

	MACHINERY-CONSTRUCTION & MINING - 0.16%
457	Oshkosh Corp	16,603

	MACHINERY-DIVERSIFIED - 0.19%
270	Deere & Co.	19,980

	MEDIA - 0.85%
25	Cable One Inc	10,486
411	CBS Corp	16,399
6,345	Sirius XM Holdings, Inc.	23,730
294	Time Warner Inc.	20,213
380	Viacom Inc	16,397
		87,225
	MISCELLANEOUS MANUFACTURING - 0.38%
255	Illinois Tool Works, Inc.	20,989
359	Ingersoll-Rand PLC	18,227
		39,216
	OIL & GAS - 0.40%
349	Hess Corp	17,471
303	Phillips 66	23,283
		40,754
	OIL & GAS SERVICES - 0.28%
464	Cameron International Corp	28,452

	PHARMACEUTICALS - 0.22%
285	Express Scripts Holding Co	23,074

	REAL ESTATE INVESTMENT TRUSTS - 0.58%
1,193	American Capital Agency Corp	22,309
1,301	Northstar Realty Finance Corp.	16,067
762	Weyerhaeuser Co.	20,833
		59,209
	RETAIL - 0.37%
352	Bed Bath & Beyond, Inc.	20,071
611	Urban Outfitters Inc	17,951
		38,022
	SOFTWARE - 0.55%
991	Activision Blizzard Inc	30,612
371	Citrix Systems, Inc.	25,703
		56,315
	TELECOMMUNICATIONS - 0.23%
900	Juniper Networks, Inc.	23,139

	TRANSPORTATION - 0.20%
142	FedEx Corp.	20,445

	TOTAL COMMON STOCKS (Cost - $1,200,845)	1,056,282

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)
Shares		Value

	SHORT-TERM INVESTMENTS - 90.13%
	U.S. TREASURY NOTE - 19.49% *
2,000,000	United States Treasury Bill (Cost - $1,997,979)	$ 1,998,764

	U.S. TREASURY SECURITY - 11.69% *
1,200,000	United States Treasury Bill (Cost - $1,198,596)	1,198,596

	MONEY MARKET FUNDS - 58.95%
1,610,911	Fidelity Institutional Money Market Fund, 0.04% + ^	1,610,911
4,434,547	Fidelity Institutional Prime Money Market Fund, 0.01% + ^	4,434,547
	TOTAL MONEY MARKET FUNDS (Cost - $6,657,747)	6,045,458

	TOTAL SHORT-TERM INVESTMENT (Cost - $9,854,322)	9,242,818

	TOTAL INVESTMENTS - 100.43% (Cost - $11,055,167) (a)	$ 10,299,100
	LIABILITIES LESS OTHER ASSETS - (0.43) %	(43,794)
	TOTAL NET ASSETS - 100.00%	$ 10,255,306

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,442,878 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 25,747
	Unrealized depreciation:	(169,525)
	Net unrealized appreciation:	$ (143,778)

+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.
^ All of part of this investment is a holding of CAS Fund Limited.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Fair Valuation Process – As noted above, the team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,056,282	$ -	$ -	$ 1,056,282
Short-Term Investments	9,242,818	-	-	9,242,818
Total	$ 10,299,100	$ -	$ -	$ 10,299,100
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
** See swap agreements footnote for description and risks of swap.

Cane Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited) (Continued)

Consolidation of Subsidiaries – CAS Fund Limited (“CAS”) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, CAS, incorporated under the laws of the Cayman Islands. CAS acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of CAS. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, CAS is an exempted Cayman investment company. CAS has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, CAS is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, CAS's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

	Inception Date of CAS-CFC	CAS-CFC Net Assets at September 30, 2015	% Of Total Net Assets at September 30, 2015
CAS-CFC	8/29/2014	$ 1,611,178	15.71%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

CAS-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 10% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund, (“Fidelity”). The Fund may redeem its investment from Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity. The financial statements of Fidelity including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015 the percentage of the Fund’s net assets invested in Fidelity was 58.95%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Executive Officer

Date 11/25/15

By

*/s/ Brian Curley

Brian Curley, Financial Officer

Date 11/25/15